Consolidated Schedule of Investments
September 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–40.78%
Bahamas–0.07%
Bahamas Government International Bond, 9.00%, 06/16/2029(a)	$750,000	$524,032
Belgium–0.20%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	1,605,000	1,406,197
Bermuda–0.04%
Bacardi Ltd., 2.75%, 07/15/2026(a)	329,000	293,631
Brazil–0.29%
CSN Inova Ventures, 6.75%, 01/28/2028(a)	725,000	629,412
Klabin Austria GmbH,
5.75%, 04/03/2029(a)	290,000	267,544
7.00%, 04/03/2049(a)	725,000	612,093
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	549,234
		2,058,283
Canada–0.89%
1011778 BC ULC/New Red Finance, Inc.,
3.88%, 01/15/2028(a)	97,000	84,574
4.00%, 10/15/2030(a)	527,000	416,267
1375209 BC Ltd., 9.00%, 01/30/2028(a)	411,771	410,741
Enbridge, Inc., 7.38%, 01/15/2083(b)	2,989,000	2,886,325
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(c)	468,000	378,135
Precision Drilling Corp.,
7.13%, 01/15/2026(a)	86,000	80,787
6.88%, 01/15/2029(a)	385,000	340,644
Ritchie Bros. Auctioneers, Inc., 5.38%, 01/15/2025(a)	225,000	221,031
Rogers Communications, Inc., 4.55%, 03/15/2052(a)	240,000	191,904
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)	1,455,000	1,357,843
		6,368,251
Chile–0.59%
AES Andes S.A., 6.35%, 10/07/2079(a)(b)	750,000	646,875
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	1,350,000	1,028,759
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	2,900,000	2,537,674
		4,213,308
Colombia–0.60%
Bancolombia S.A., 4.88%, 10/18/2027(b)	2,800,000	2,506,910
	Principal Amount	Value
Colombia–(continued)
Colombia Government International Bond, 4.13%, 02/22/2042	$1,475,000	$842,317
Ecopetrol S.A., 4.63%, 11/02/2031	1,318,000	924,544
		4,273,771
Denmark–0.16%
Danske Bank A/S, 7.00%(a)(b)(d)	1,300,000	1,170,006
Dominican Republic–0.18%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	305,000	241,214
4.88%, 09/23/2032(a)(c)	920,000	695,116
5.30%, 01/21/2041(a)	550,000	373,691
		1,310,021
Ecuador–0.05%
Ecuador Government International Bond, 5.50%, 07/31/2030(a)(e)	700,000	334,822
Egypt–0.18%
Egypt Government International Bond,
7.63%, 05/29/2032(a)	500,000	302,925
8.50%, 01/31/2047(a)	1,050,000	586,947
8.88%, 05/29/2050(a)	725,000	405,270
		1,295,142
Finland–0.22%
Nordea Bank Abp, 5.38%, 09/22/2027(a)	1,636,000	1,596,655
France–1.29%
Altice France S.A.,
8.13%, 02/01/2027(a)	463,000	414,846
5.13%, 07/15/2029(a)	448,000	335,763
5.50%, 10/15/2029(a)	315,000	237,795
BNP Paribas S.A., 7.75%(a)(b)(d)	1,500,000	1,387,950
BPCE S.A., 5.15%, 07/21/2024(a)	1,500,000	1,463,681
Credit Agricole S.A.,
8.13%(a)(b)(d)	750,000	724,706
6.88%(a)(b)(d)	750,000	692,077
Electricite de France S.A., 5.25%(a)(d)	800,000	742,280
Iliad Holding S.A.S.,
6.50%, 10/15/2026(a)	200,000	175,211
7.00%, 10/15/2028(a)	764,000	655,787
Societe Generale S.A.,
7.38%(a)(b)(d)	750,000	683,704
4.75%(a)(b)(d)	2,250,000	1,689,187
		9,202,987
Guatemala–0.16%
CT Trust, 5.13%, 02/03/2032(a)	817,000	616,496

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Guatemala–(continued)
Guatemala Government Bond, 3.70%, 10/07/2033(a)	$687,000	$500,835
		1,117,331
Hong Kong–0.63%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	3,750,000	2,783,745
5.75%, 07/21/2028(a)	725,000	467,625
Prudential PLC, 4.88%(a)(d)	1,450,000	1,207,669
		4,459,039
India–1.09%
Adani Electricity Mumbai Ltd.,
3.95%, 02/12/2030(a)	1,500,000	1,135,652
3.87%, 07/22/2031(a)	750,000	538,880
JSW Steel Ltd., 3.95%, 04/05/2027(a)	1,740,000	1,389,938
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,500,000	1,464,150
Network i2i Ltd.,
5.65%(a)(b)(d)	450,000	411,545
3.98%(a)(b)(d)	450,000	367,379
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(a)	1,500,000	1,275,642
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	1,400,000	1,208,705
		7,791,891
Indonesia–1.87%
Indonesia Government International Bond,
4.65%, 09/20/2032	1,125,000	1,057,985
5.45%, 09/20/2052	450,000	416,264
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	2,610,000	2,427,300
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	1,844,418
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	2,900,000	1,854,993
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/2025(a)	2,950,000	2,883,315
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	725,000	514,988
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	1,500,000	1,390,882
4.38%, 02/05/2050(a)	1,400,000	901,110
		13,291,255
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	481,250	396,715
	Principal Amount	Value
Ireland–0.49%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	$427,013	$404,363
Series 119, 0.00%, 04/30/2025(a)(f)	454,289	430,193
Series 120, 0.00%, 04/30/2025(a)(f)	568,656	538,493
Series 122, 0.00%, 04/30/2025(a)(f)	498,231	471,804
Series 124, 0.00%, 04/30/2025(a)(f)	400,163	378,938
Series 126, 0.00%, 04/30/2025(a)	447,669	423,924
Series 127, 0.00%, 04/30/2025(a)(f)	518,532	491,028
0.00%, 04/30/2025(a)(f)	406,965	385,378
		3,524,121
Ivory Coast–0.11%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)	900,000	814,833
Japan–0.12%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	866,176
Kazakhstan–0.13%
Development Bank of Kazakhstan JSC, 5.75%, 05/12/2025(a)	889,000	886,868
Macau–0.46%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	1,505,000	1,322,880
5.25%, 06/18/2025(a)	1,200,000	1,006,523
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	1,160,000	933,800
		3,263,203
Malaysia–0.20%
1MDB Global Investments Ltd., 4.40%, 03/09/2023(a)	1,500,000	1,437,054
Mexico–2.47%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	486,201
America Movil S.A.B. de C.V., 5.38%, 04/04/2032(a)	2,024,000	1,744,921
Banco Mercantil del Norte S.A.,
8.38%(a)(b)(d)	650,000	596,115
5.88%(a)(b)(d)	710,000	581,845
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	1,450,000	1,102,036
6.99%, 02/20/2032(a)	893,000	598,310
Cemex S.A.B. de C.V., 5.13%(a)(b)(d)	965,000	774,413
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,217,349
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	807,312
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Mexico–(continued)
Petroleos Mexicanos,
6.50%, 03/13/2027	$4,518,000	$3,791,280
8.75%, 06/02/2029(a)	3,000,000	2,571,945
7.69%, 01/23/2050	725,000	445,157
6.95%, 01/28/2060	1,575,000	874,109
		17,590,993
Morocco–0.08%
OCP S.A., 3.75%, 06/23/2031(a)	750,000	571,648
Netherlands–0.80%
ING Groep N.V.,
6.50%(b)(d)	2,400,000	2,147,028
5.75%(b)(d)	2,900,000	2,495,541
6.75%(a)(b)(d)	700,000	659,100
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	519,000	388,700
		5,690,369
Nigeria–0.16%
Nigeria Government International Bond,
6.50%, 11/28/2027(a)	750,000	544,827
8.38%, 03/24/2029(a)	789,000	566,802
		1,111,629
Norway–0.26%
DNB Bank ASA, 4.88%(a)(b)(d)	2,050,000	1,871,968
Oman–0.57%
Oman Government International Bond,
4.75%, 06/15/2026(a)	3,018,000	2,819,914
6.75%, 01/17/2048(a)	1,500,000	1,207,701
		4,027,615
Panama–0.08%
Cable Onda S.A., 4.50%, 01/30/2030(a)	750,000	592,010
Peru–0.23%
Fondo MIVIVIENDA S.A., 4.63%, 04/12/2027(a)	1,712,000	1,608,708
South Africa–0.22%
Sasol Financing USA LLC, 4.38%, 09/18/2026	840,000	734,114
Stillwater Mining Co., 4.00%, 11/16/2026(a)	1,000,000	828,900
		1,563,014
Sweden–0.62%
Skandinaviska Enskilda Banken AB,
5.13%(a)(b)(d)	1,600,000	1,445,712
6.88%(a)(b)(d)	1,600,000	1,484,000
Swedbank AB, Series NC5, 5.63%(a)(b)(d)	1,600,000	1,484,496
		4,414,208
	Principal Amount	Value
Switzerland–1.31%
Credit Suisse Group AG,
6.37%, 07/15/2026(a)(b)(c)	$375,000	$362,641
6.54%, 08/12/2033(a)(b)	750,000	675,013
7.50%(a)(b)(d)	1,450,000	1,247,000
6.25%(a)(b)(d)	3,015,000	2,594,016
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(b)	1,680,000	1,477,350
UBS Group AG,
7.00%(a)(b)(d)	1,300,000	1,240,642
5.13%(a)(b)(d)	2,070,000	1,755,619
		9,352,281
Thailand–0.18%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	750,000	647,056
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(b)	750,000	623,944
		1,271,000
United Kingdom–2.36%
abrdn PLC, 4.25%, 06/30/2028(a)	675,000	577,125
BP Capital Markets PLC, 4.88%(b)(d)	910,000	785,444
British Telecommunications PLC, 4.25%, 11/23/2081(a)(b)	4,350,000	3,690,556
HSBC Holdings PLC, 2.01%, 09/22/2028(b)	1,500,000	1,201,042
Lloyds Banking Group PLC, 4.72%, 08/11/2026(b)	3,000,000	2,884,517
M&G PLC, 6.50%, 10/20/2048(a)(b)	675,000	634,513
NatWest Group PLC, 6.00%(b)(d)	1,500,000	1,312,500
Standard Chartered PLC, 5.20%, 01/26/2024(a)	2,700,000	2,672,058
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	348,000	256,433
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	130,000	111,611
Vodafone Group PLC,
3.25%, 06/04/2081(b)(c)	2,743,000	2,179,731
4.13%, 06/04/2081(b)	769,000	534,232
		16,839,762
United Republic of Tanzania–0.17%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,370,000	1,200,380
United States–21.00%
AECOM, 5.13%, 03/15/2027	189,000	176,792
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,159,000	1,121,448
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	2,010,000	1,903,835
Allison Transmission, Inc.,
4.75%, 10/01/2027(a)	114,000	100,573
3.75%, 01/30/2031(a)	1,014,000	779,300
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	505,874
8.00%, 11/01/2031	254,000	266,671
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	$2,130,000	$2,003,979
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	502,000	439,847
Apache Corp., 7.75%, 12/15/2029	392,000	402,567
Arconic Corp., 6.13%, 02/15/2028(a)	4,070,000	3,604,250
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	130,000	110,148
4.63%, 11/15/2029(a)(c)	628,000	503,590
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(a)	414,000	399,585
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(a)	265,000	171,291
11.00%, 09/30/2028(a)	730,112	591,391
14.00%, 10/15/2030(a)	144,036	116,669
Becton, Dickinson and Co., 3.79%, 05/20/2050	1,163,000	873,061
Boeing Co. (The), 4.51%, 05/01/2023	3,000,000	2,990,356
Callon Petroleum Co., 8.00%, 08/01/2028(a)	434,000	401,222
Calpine Corp., 3.75%, 03/01/2031(a)	527,000	413,231
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,461,000	1,323,812
Carnival Corp., 10.50%, 02/01/2026(a)	1,863,000	1,846,149
Carriage Services, Inc., 4.25%, 05/15/2029(a)	1,020,000	808,665
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	61,000	60,725
5.13%, 05/01/2027(a)	253,000	228,747
5.00%, 02/01/2028(a)	550,000	475,181
4.75%, 03/01/2030(a)	1,683,000	1,369,474
4.50%, 08/15/2030(a)	2,186,000	1,734,165
4.50%, 05/01/2032	837,000	639,853
4.25%, 01/15/2034(a)	175,000	125,672
Celanese US Holdings LLC, 5.90%, 07/05/2024	1,883,000	1,858,365
Centene Corp.,
4.25%, 12/15/2027	816,000	748,129
4.63%, 12/15/2029	474,000	427,048
Charles Schwab Corp. (The), Series G, 5.38%(b)(d)	3,025,000	2,956,937
Clarios Global L.P., 6.75%, 05/15/2025(a)	110,000	107,832
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	95,680
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)	519,000	407,213
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(a)	232,000	196,359
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	564,000	503,040
Principal Amount		Value
United States–(continued)
CNX Resources Corp., 7.38%, 01/15/2031(a)(c)	$424,000	$415,630
Cogent Communications Group, Inc., 7.00%, 06/15/2027(a)	436,000	410,582
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	1,837,000	1,593,519
8.00%, 12/15/2027(a)	585,000	464,177
5.25%, 05/15/2030(a)	341,000	238,197
4.75%, 02/15/2031(a)	227,000	152,963
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	442,000	408,714
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	570,718
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	727,000	701,250
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,041,000	876,970
Crown Castle, Inc., 3.25%, 01/15/2051	1,300,000	826,121
CSC Holdings LLC,
5.50%, 04/15/2027(a)	304,000	268,054
6.50%, 02/01/2029(a)	280,000	247,734
5.75%, 01/15/2030(a)	780,000	555,828
4.50%, 11/15/2031(a)	256,000	192,717
5.00%, 11/15/2031(a)	200,000	132,481
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	519,000	427,939
CVS Health Corp., 5.05%, 03/25/2048	1,500,000	1,324,506
DaVita, Inc., 3.75%, 02/15/2031(a)	290,000	207,305
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	513,000	451,758
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	1,500,000	1,507,557
6.20%, 07/15/2030	2,600,000	2,534,119
DISH DBS Corp., 5.13%, 06/01/2029	714,000	420,617
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	69,050
Diversified Healthcare Trust,
4.75%, 05/01/2024	247,000	213,346
9.75%, 06/15/2025	261,000	236,643
4.38%, 03/01/2031	194,000	125,927
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	102,000	84,361
Encompass Health Corp., 4.50%, 02/01/2028(c)	494,000	424,137
EnerSys,
5.00%, 04/30/2023(a)	497,000	491,749
4.38%, 12/15/2027(a)	635,000	562,461
EnPro Industries, Inc., 5.75%, 10/15/2026	901,000	870,965
Entegris Escrow Corp., 4.75%, 04/15/2029(a)	476,000	420,343
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(a)	$148,000	$141,306
6.50%, 07/01/2027(a)	384,000	355,409
4.75%, 01/15/2031(a)	237,000	188,676
EQT Corp., 5.68%, 10/01/2025	1,125,000	1,119,476
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	508,000	417,482
Expedia Group, Inc., 2.95%, 03/15/2031(c)	68,000	52,847
FedEx Corp., 4.05%, 02/15/2048	1,500,000	1,103,379
FirstCash, Inc., 5.63%, 01/01/2030(a)	472,000	404,299
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	890,000	827,785
Ford Motor Co.,
3.25%, 02/12/2032	509,000	367,526
4.75%, 01/15/2043	241,000	160,276
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	4,704,000	4,446,338
3.38%, 11/13/2025	206,000	182,299
4.39%, 01/08/2026	488,000	442,473
4.95%, 05/28/2027	500,000	447,465
5.11%, 05/03/2029	638,000	555,070
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	864,000	692,423
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(c)	2,710,000	2,380,190
Gap, Inc. (The), 3.63%, 10/01/2029(a)	803,000	523,223
Gartner, Inc.,
4.50%, 07/01/2028(a)	482,000	431,682
3.63%, 06/15/2029(a)	447,000	373,091
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,035,878
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	150,000	135,782
6.25%, 05/15/2026	274,000	238,383
8.00%, 01/15/2027	386,000	339,186
7.75%, 02/01/2028	112,000	97,573
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	452,000	412,405
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)(c)	743,000	584,414
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	510,000	393,657
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,010,000	815,514
HCA, Inc.,
5.38%, 02/01/2025	562,000	555,942
5.63%, 09/01/2028	163,000	155,601
4.13%, 06/15/2029	491,000	431,256
3.50%, 09/01/2030	615,000	509,155
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	442,027
Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	$173,000	$159,994
6.00%, 04/15/2030(a)(c)	374,000	326,787
6.25%, 04/15/2032(a)	107,000	94,938
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(a)	457,000	437,091
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	505,000	450,698
HP, Inc., 4.75%, 01/15/2028(c)	3,000,000	2,820,212
iStar, Inc.,
4.75%, 10/01/2024	794,000	784,238
5.50%, 02/15/2026	185,000	186,393
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	840,000	777,882
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,028,592
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	489,000	421,227
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.13%, 02/01/2028(a)	1,105,000	1,037,755
5.75%, 04/01/2033(a)(c)	2,050,000	1,856,562
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	522,000	416,702
Kraft Heinz Foods Co. (The), 5.20%, 07/15/2045	3,510,000	3,060,309
Lamar Media Corp.,
4.88%, 01/15/2029	764,000	682,537
4.00%, 02/15/2030(c)	1,402,000	1,177,680
3.63%, 01/15/2031	100,000	78,792
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	420,000	325,862
Lennar Corp.,
4.50%, 04/30/2024	89,000	87,410
4.75%, 05/30/2025	244,000	240,547
5.00%, 06/15/2027	381,000	362,790
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	762,000	559,921
Lithia Motors, Inc., 3.88%, 06/01/2029(a)(c)	502,000	403,691
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	445,000	303,259
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)	480,000	385,872
5.88%, 03/15/2030(a)	227,000	180,005
4.50%, 12/15/2034	269,000	176,273
Marriott International, Inc.,
5.00%, 10/15/2027	1,122,000	1,085,358
Series FF, 4.63%, 06/15/2030	255,000	230,837
Series GG, 3.50%, 10/15/2032	3,640,000	2,933,850
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	743,000	650,775
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	2,198,000	1,942,263
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Mattel, Inc.,
6.20%, 10/01/2040	$725,000	$685,802
5.45%, 11/01/2041	725,000	609,636
Medline Borrower L.P., 3.88%, 04/01/2029(a)	495,000	397,656
MGM Resorts International,
6.00%, 03/15/2023	758,000	759,190
4.63%, 09/01/2026	221,000	195,709
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	376,766
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	514,000	424,204
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	486,000	406,328
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	500,000	426,577
Murphy Oil Corp., 6.13%, 12/01/2042	195,000	155,513
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(a)(g)(h)	2,352,945	12,000
Nabors Industries, Inc., 7.38%, 05/15/2027(a)	473,000	437,525
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	567,000	473,315
Netflix, Inc.,
5.88%, 11/15/2028	387,000	378,594
5.38%, 11/15/2029(a)	262,000	246,839
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	182,000	150,794
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	400,000	356,422
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	220,876
Novelis Corp., 4.75%, 01/30/2030(a)	469,000	385,767
NRG Energy, Inc., 4.45%, 06/15/2029(a)	494,000	428,964
Occidental Petroleum Corp.,
6.95%, 07/01/2024	165,000	169,773
8.50%, 07/15/2027	87,000	93,304
6.13%, 01/01/2031	180,000	177,737
6.20%, 03/15/2040	376,000	364,368
OneMain Finance Corp.,
6.88%, 03/15/2025	434,000	408,613
7.13%, 03/15/2026	543,000	490,306
3.88%, 09/15/2028	274,000	202,248
5.38%, 11/15/2029(c)	106,000	82,322
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	521,000	417,013
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(a)	250,000	214,462
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	2,900,000	2,751,226
3.80%, 09/15/2030	780,000	654,883
Principal Amount		Value
United States–(continued)
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	$775,000	$602,915
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	482,000	425,353
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	207,000	177,972
4.80%, 05/15/2030(a)	445,000	365,968
6.88%, 04/15/2040(a)	351,000	286,441
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	63,000	53,219
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	156,956
SBA Communications Corp., 3.88%, 02/15/2027	673,000	597,930
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	595,000	477,913
Seagate HDD Cayman, 4.13%, 01/15/2031	1,040,000	782,579
Select Medical Corp., 6.25%, 08/15/2026(a)(c)	472,000	444,695
Sempra Energy, 4.13%, 04/01/2052(b)	4,350,000	3,428,787
Sensata Technologies B.V.,
5.63%, 11/01/2024(a)	163,000	162,293
5.88%, 09/01/2030(a)	510,000	478,278
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	307,000	242,475
Service Properties Trust, 4.38%, 02/15/2030	591,000	388,938
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	869,000	764,285
4.00%, 07/15/2028(a)	404,000	344,487
3.88%, 09/01/2031(a)	50,000	38,886
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)(c)	945,000	742,945
Southern Co. (The),
Series B, 4.00%, 01/15/2051(b)	3,271,000	2,939,648
Series 21-A, 3.75%, 09/15/2051(b)	2,263,000	1,840,702
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	395,944
Sprint Corp., 7.63%, 03/01/2026	421,000	436,153
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	788,000	720,456
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	518,000	400,572
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	70,000	66,851
5.88%, 03/15/2028	487,000	442,648
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	70,000	69,344
5.00%, 01/15/2028	246,000	228,080
5.50%, 03/01/2030	75,000	67,481
4.88%, 02/01/2031	82,000	70,656
Tenet Healthcare Corp., 4.88%, 01/01/2026(a)	707,000	657,931
Terminix Co. LLC (The), 7.45%, 08/15/2027	480,000	544,601
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
TransDigm, Inc., 6.25%, 03/15/2026(a)		$591,000	$574,269
Twilio, Inc., 3.63%, 03/15/2029		515,000	416,617
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)		2,800,000	2,337,741
United Airlines, Inc., 4.38%, 04/15/2026(a)		1,455,000	1,301,119
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028		480,000	449,370
Universal Health Services, Inc., 2.65%, 10/15/2030(a)		1,460,000	1,082,202
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027		505,000	459,777
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(g)		177,000	174,557
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(g)		273,000	269,231
Valvoline, Inc., 3.63%, 06/15/2031(a)		433,000	319,506
Viatris, Inc., 3.85%, 06/22/2040		780,000	487,752
Vistra Corp., 7.00%(a)(b)(d)		83,000	72,646
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		87,000	80,810
5.63%, 02/15/2027(a)		149,000	139,804
5.00%, 07/31/2027(a)(c)		326,000	295,188
4.38%, 05/01/2029(a)		517,000	431,173
Warnermedia Holdings, Inc., 3.43%, 03/15/2024(a)		3,000,000	2,900,212
WMG Acquisition Corp., 3.75%, 12/01/2029(a)		764,000	635,786
WRKCo, Inc., 3.00%, 06/15/2033(c)		1,820,000	1,410,150
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		494,000	400,365
Yum! Brands, Inc., 5.38%, 04/01/2032		461,000	409,711
			149,690,854
Zambia–0.19%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		1,500,000	1,353,345
Total U.S. Dollar Denominated Bonds & Notes (Cost $344,158,762)			290,645,376

Non-U.S. Dollar Denominated Bonds & Notes–28.29%(i)
Argentina–1.57%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	75,000,000	1,525,432
1.50%, 03/25/2024	ARS	100,000,000	1,821,949
4.00%, 04/27/2025	ARS	29,500,000	1,192,497
2.00%, 11/09/2026	ARS	380,000,000	5,762,625
Invernea Proteina PYME, Seires II, 1.00%, 08/25/2032(j)	ARS	133,500,000	906,223
			11,208,726
	Principal Amount		Value
Austria–0.06%
Erste Group Bank AG, 4.25%(a)(b)(d)	EUR	600,000	$424,029
Belgium–0.46%
KBC Group N.V.,
4.25%(a)(b)(d)	EUR	2,000,000	1,559,624
4.75%(a)(b)(d)	EUR	1,000,000	885,789
Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050(a)	EUR	1,114,000	813,231
			3,258,644
Brazil–9.26%
Brazil Notas do Tesouro Nacional,
10.00%, 01/01/2027	BRL	205,000,000	36,802,408
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,781,482
Series F, 10.00%, 01/01/2025	BRL	145,000,000	26,780,378
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	3,994,537	673,821
			66,038,089
Chile–0.41%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	4,000,000,000	2,909,268
China–0.63%
China Government Bond, 3.53%, 10/18/2051	CNY	30,000,000	4,491,158
Colombia–2.39%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	5,105,534
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	4,476,031
Series B, 7.25%, 10/18/2034	COP	14,325,000,000	2,084,791
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	784,263
Series B, 7.25%, 10/26/2050	COP	36,450,000,000	4,585,358
			17,035,977
Czech Republic–0.12%
CPI Property Group S.A., 4.88%(a)(b)(d)	EUR	1,300,000	836,220
Egypt–0.08%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	800,000	557,308
France–0.68%
Accor S.A., 4.38%(a)(b)(d)	EUR	800,000	689,159
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(b)	EUR	2,000,000	1,630,938
Credit Agricole S.A., 7.50%(a)(b)(d)	GBP	590,000	602,679
Electricite de France S.A., 5.38%(a)(b)(d)	EUR	2,100,000	1,923,437
			4,846,213
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Germany–0.46%
Bayer AG, 2.38%, 11/12/2079(a)(b)	EUR	1,500,000	$1,280,940
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(b)	EUR	1,400,000	1,125,097
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(a)	EUR	453,000	403,983
Volkswagen International Finance N.V., 4.63%(a)(b)(d)	EUR	520,000	479,480
			3,289,500
Greece–0.22%
Hellenic Republic Government Bond,
1.88%, 01/24/2052(a)	EUR	2,873,000	1,552,191
Series GDP, 0.00%, 10/15/2042	EUR	23,730,000	52,327
			1,604,518
India–1.09%
India Government Bond,
6.54%, 01/17/2032	INR	300,000,000	3,476,037
7.26%, 08/22/2032	INR	350,000,000	4,273,614
			7,749,651
Italy–0.09%
Intesa Sanpaolo S.p.A., 7.75%(a)(b)(d)	EUR	750,000	651,427
Ivory Coast–0.11%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	1,150,000	758,797
Malaysia–0.16%
Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	5,100,000	1,108,107
Mexico–1.68%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	272,150,000	12,003,343
Netherlands–0.44%
ABN AMRO Bank N.V., 4.38%(a)(b)(d)	EUR	800,000	668,041
Cooperatieve Rabobank U.A., 4.38%(a)(b)(d)	EUR	3,000,000	2,435,662
			3,103,703
New Zealand–0.44%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	8,000,000	3,159,142
Poland–1.08%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	60,000,000	7,700,176
Romania–0.10%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	1,209,000	705,596
Russia–0.23%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
	Principal Amount		Value
Russia–(continued)
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028(j)	RUB	125,000,000	$571,013
Series 6226, 7.95%, 10/07/2026(j)	RUB	240,000,000	1,096,346
			1,667,359
South Africa–3.27%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	280,950,000	13,297,783
Series 2032, 8.25%, 03/31/2032	ZAR	68,700,000	3,124,711
Series 2035, 8.88%, 02/28/2035	ZAR	70,000,000	3,164,309
Series 2037, 8.50%, 01/31/2037	ZAR	86,600,000	3,696,289
			23,283,092
Spain–1.01%
Banco Bilbao Vizcaya Argentaria S.A.,
6.00%(a)(b)(d)	EUR	600,000	534,698
6.00%(a)(b)(d)	EUR	200,000	170,179
Banco Santander S.A.,
4.38%(a)(b)(d)	EUR	1,800,000	1,373,577
4.13%(b)(d)	EUR	1,000,000	673,799
CaixaBank S.A.,
5.25%(a)(b)(d)	EUR	1,000,000	777,572
5.88%(a)(b)(d)	EUR	800,000	658,756
Repsol International Finance B.V., 3.75%(a)(b)(d)	EUR	750,000	653,908
Telefonica Europe B.V.,
2.88%(a)(b)(d)	EUR	1,500,000	1,168,563
4.38%(a)(b)(d)	EUR	1,300,000	1,207,476
			7,218,528
Supranational–0.65%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	375,305
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,259,835
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	3,700,000	23,308
0.00%, 03/23/2038(f)	MXN	90,000,000	968,843
			4,627,291
Sweden–0.06%
Heimstaden Bostad AB, 3.38%(a)(b)(d)	EUR	650,000	424,601
Switzerland–0.08%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	750,000	562,039
United Kingdom–1.46%
Barclays PLC,
7.25%(a)(b)(d)	GBP	1,800,000	1,936,823
6.38%(a)(b)(d)	GBP	550,000	507,402
7.13%(b)(d)	GBP	480,000	465,698
8.88%(a)(b)(d)	GBP	1,895,000	1,925,437
Bellis Acquisition Co. PLC, 3.25%, 02/16/2026(a)	GBP	436,000	368,767
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	$2,006,351
HSBC Holdings PLC, 5.88%(b)(d)	GBP	750,000	669,503
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	600,000	492,760
1.50%, 07/04/2027(a)	EUR	800,000	525,464
Nationwide Building Society, 5.75%(a)(b)(d)	GBP	725,000	649,930
NatWest Group PLC, 5.13%(b)(d)	GBP	1,035,000	868,542
			10,416,677
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $240,586,159)			201,639,179

Asset-Backed Securities–6.82%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$968,960	966,991
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(k)		8,687	8,448
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(l)		4,604,935	93,597
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	966,096
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		87,202	87,188
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		35,000	34,997
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(l)		1,997,857	58,667
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.03%, 01/25/2036(m)		4,635	4,163
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(l)		5,550,969	192,520
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)		190,912	184,170
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(k)		39,863	39,185
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.50%, 12/10/2045(l)		993,577	34
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		1,600,000	1,530,529
Series 2014-CR21, Class AM, 3.99%, 12/10/2047		25,000	23,878
Series 2019-GC44, Class AM, 3.26%, 08/15/2057		1,000,000	844,836
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$131,814	$121,590
Series 2005-JA, Class A7, 5.50%, 11/25/2035	211,342	173,974
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 3.05% (1 mo. USD LIBOR + 0.23%), 12/15/2035(k)	2,391	2,368
Series 2006-H, Class 2A1A, 2.97% (1 mo. USD LIBOR + 0.15%), 11/15/2036(k)	8,587	7,150
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(m)	23,885	20,481
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	218,234	217,179
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,021,126
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	940,332	940,118
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,690,141	2,654,806
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(a)(m)	280,000	263,883
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(m)	1,810,000	1,702,306
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.65%, 07/25/2035(m)	2,297	2,197
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 4.99% (1 mo. Term SOFR + 2.74%), 10/15/2039(a)(k)	900,000	899,664
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	231,067
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.61%, 07/25/2035(m)	12,532	12,264
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	680,000	634,030
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.18% (1 mo. USD LIBOR + 0.10%), 08/25/2036(k)	682,325	264,766
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	560,591
Series 2014-C14, Class B, 5.02%, 02/15/2047(m)	240,000	235,580
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 1.01%, 12/15/2050(l)	1,651,259	58,356
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(e)		$386,197	$371,669
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(e)		742,686	720,177
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		803,835	801,865
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		5,620	4,391
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.19%, 11/15/2050(l)		2,989,225	103,353
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(m)		511,966	491,907
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 2.76%, 12/25/2035(m)		3,125	2,918
Series 2003-AR10, Class A7, 3.02%, 10/25/2033(m)		18,501	17,664
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(l)		2,711,484	96,882
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	629,008
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)		395,000	385,936
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	474,162
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 6.03% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(k)		250,000	227,998
Alba PLC,
Series 2007-1, Class F, 5.30% (SONIA + 3.37%), 03/17/2039(a)(i)(k)	GBP	862,543	897,329
Series 2007-1, Class E, 3.25% (SONIA + 1.32%), 03/17/2039(a)(i)(k)	GBP	2,443,042	2,417,251
Series 2006-2, Class F, 5.24% (SONIA + 3.37%), 12/15/2038(a)(i)(k)	GBP	603,264	638,755
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 3.64% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(i)(k)	GBP	780,000	700,842
Series 2007-2, Class B1, 4.14% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(i)(k)	GBP	872,000	819,734
	Principal Amount		Value

Eurosail PLC,
Series 2006-2X, Class E1C, 5.24% (SONIA + 3.37%), 12/15/2044(a)(i)(k)	GBP	1,830,000	$1,752,308
Series 2006-4X, Class E1C, 4.97% (SONIA + 3.12%), 12/10/2044(a)(i)(k)	GBP	1,608,337	1,662,747
Series 2007-2X, Class D1A, 1.73% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(i)(k)	EUR	3,360,000	2,652,766
Series 2006-2X, Class D1A, 1.80% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(i)(k)	EUR	2,700,000	2,051,707
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 4.81% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(i)(k)	EUR	1,780,000	1,606,570
Ludgate Funding PLC, Series 2007-1, Class MA, 3.57% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(i)(k)	GBP	1,082,061	1,080,624
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 4.15% (SONIA + 2.10%), 09/25/2051(a)(i)(k)	GBP	1,300,000	1,417,550
Series 2021-1, Class E, 4.80% (SONIA + 2.75%), 09/25/2051(a)(i)(k)	GBP	780,000	851,388
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 3.65% (SONIA + 2.05%), 10/20/2051(a)(i)(k)	GBP	870,000	931,658
Series 2019-GR4X, Class GR, 4.10% (SONIA + 2.50%), 10/20/2051(a)(i)(k)	GBP	725,000	773,660
Prosil Acquisition S.A., Series 2019-1, Class A, 2.24% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(i)(k)	EUR	1,751,831	1,647,589
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.09% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(i)(k)	EUR	1,516,442	1,469,112
Series 2019-1, Class B, 2.59% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(i)(k)	EUR	625,000	592,476
Series 2019-1, Class D, 9.34% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(i)(k)	EUR	141,425	100,847
Lusitano Mortgages No. 5 PLC, Class D, 0.91% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(i)(k)	EUR	800,510	665,992
Futura S.r.l., Series 2019-1, Class A, 3.63% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(i)(k)	EUR	1,366,531	1,345,330
Taurus, Series 2018-IT1, Class A, 1.33% (3 mo. EURIBOR + 1.00%), 05/18/2030(i)(k)	EUR	1,643,925	1,556,468
IM Pastor 4, FTA, Series A, 1.24% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(i)(k)	EUR	706,572	584,324
Total Asset-Backed Securities (Cost $58,126,104)			48,603,752
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–2.59%
United States–2.59%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 5.93% (1 mo. USD LIBOR + 2.85%), 11/25/2029(k)	$680,960	$685,849
Series 2018-C06, Class 2M2, 5.18% (1 mo. USD LIBOR + 2.10%), 03/25/2031(k)	768,966	755,054
Series 2018-R07, Class 1M2, 5.48% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(k)	203,749	203,053
Series 2019-R02, Class 1M2, 5.38% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(k)	39,703	39,610
Series 2019-R03, Class 1M2, 5.23% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(k)	93,762	93,513
Series 2022-R04, Class 1M2, 5.38% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(k)	770,000	723,118
Series 2022-R05, Class 2M1, 4.18% (30 Day Average SOFR + 1.90%), 04/25/2042(a)(k)	3,801,971	3,738,675
Series 2022-R08, Class 1M2, 5.90% (30 Day Average SOFR + 3.60%), 07/25/2042(a)(k)	1,350,000	1,281,733
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 4.68% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(k)	1,500,000	1,396,708
Series 2022-DNA3, Class M1B, STACR®, 5.18% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(k)	3,000,000	2,838,626
Series 2022-DNA3, Class M1A, STACR®, 4.28% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(k)	2,386,810	2,364,187
Series 2022-HQA2, Class M1, STACR®, 6.28% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(k)	1,500,000	1,441,045
Series 2022-HQA3, Class M1, STACR®, 5.83% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(k)	1,500,000	1,411,228
Series 2022-HQA3, Class M2, STACR®, 7.63% (30 Day Average SOFR + 5.35%), 08/25/2042(a)(k)	1,605,000	1,487,823
Total Agency Credit Risk Transfer Notes (Cost $19,216,758)		18,460,222
	Shares
Common Stocks & Other Equity Interests–0.99%
Argentina–0.96%
TMF Trust Co. S.A.(j)	195,636,777	1,328,019
	Shares	Value
Argentina–(continued)
YPF S.A., Class D(n)	420,000	$5,511,055
		6,839,074
United States–0.03%
ACNR Holdings, Inc.	911	94,289
Claire’s Holdings LLC	235	99,875
McDermott International Ltd.(n)	15,957	7,181
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(j)(n)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(j)(n)	35,496	4,614
McDermott International Ltd., Wts., expiring 12/31/2049(j)	23,067	9,861
Party City Holdco, Inc.(n)	3,211	5,074
Sabine Oil & Gas Holdings, Inc.(j)(n)	837	569
Tenerity LLC, Wts., expiring 04/10/2024(j)	775	0
Windstream Services LLC	176	2,860
		228,476
Total Common Stocks & Other Equity Interests (Cost $8,609,140)		7,067,550
Exchange-Traded Funds–0.98%
United States–0.98%
Invesco Senior Loan ETF(c)(o) (Cost $7,677,468)	346,510	6,996,037
	Principal Amount
U.S. Treasury Securities–0.86%
U.S. Treasury Inflation — Indexed Bonds–0.86%
0.13%, 02/15/2052 (Cost $7,866,947)(p)	$7,866,947	6,111,569
Variable Rate Senior Loan Interests–0.46%(q)(r)
Brazil–0.03%
Patagonia Holdco LLC, First Lien Term Loan B, 8.39% (1 mo. SOFR + 5.75%), 08/01/2029	325,000	262,844
United States–0.43%
Claire’s Stores, Inc., Term Loan, 9.62% (1 mo. USD LIBOR + 6.50%), 12/18/2026	70,969	67,598
Dun & Bradstreet Corp. (The), Term Loan, 6.33% (1 mo. USD LIBOR + 3.25%), 02/06/2026	409,817	397,164
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 12.25% (1 mo. USD LIBOR + 4.00%), 03/27/2028	498,687	423,635
IRB Holding Corp., Term Loan, 5.70% (1 mo. Term SOFR + 3.00%), 12/15/2027	407,398	382,699
Mativ Holdings, Inc., Term Loan B, 6.88% (1 mo. USD LIBOR + 3.75%), 04/20/2028	951,691	891,021
PetSmart LLC, Term Loan, 6.87% (1 mo. USD LIBOR + 3.75%), 02/11/2028	460,922	437,781
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
United Natural Foods, Inc., Term Loan, 6.40% (3 mo. USD LIBOR + 3.25%), 10/22/2025	$462,381	$456,469
		3,056,367
Total Variable Rate Senior Loan Interests (Cost $3,514,943)		3,319,211

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.41%
Fannie Mae Interest STRIPS,
IO, 7.50%, 03/25/2023 - 01/25/2024(s)	14,081	374
6.50%, 04/25/2029 - 07/25/2032(s)	205,825	33,534
6.00%, 12/25/2032 - 08/25/2035(l)(s)	589,548	99,353
5.50%, 01/25/2034 - 06/25/2035(s)	190,828	32,562
Fannie Mae REMICs,
IO, 3.62%, 02/25/2024 - 05/25/2035(k)(s)	152,793	11,871
4.91%, 11/18/2031 - 12/18/2031(k)(s)	20,228	2,065
4.82% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(k)(s)	3,078	335
4.87% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(k)(s)	3,174	324
5.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(k)(s)	4,759	550
3.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(s)	18,575	1,475
4.72% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(s)	2,500	283
4.92%, 07/25/2032 - 09/25/2032(k)(s)	11,178	1,407
5.11%, 12/18/2032(k)(s)	35,848	3,709
5.17%, 02/25/2033 - 05/25/2033(k)(s)	35,894	5,094
7.00%, 03/25/2033 - 04/25/2033(s)	100,473	15,695
4.47% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(k)(s)	137,856	15,799
2.97%, 03/25/2035 - 07/25/2038(k)(s)	177,012	10,714
3.67%, 03/25/2035 - 05/25/2035(k)(s)	210,557	8,144
3.52% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(k)(s)	87,300	5,590
4.15% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(k)(s)	162,676	8,384
3.46% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(k)(s)	146,845	11,744
4.00%, 04/25/2041(s)	265,105	30,897
Principal Amount		Value

3.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(k)(s)	$64,058	$4,598
3.07% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(k)(s)	172,631	17,645
5.50%, 12/25/2025	54,859	54,611
4.00%, 08/25/2026 - 03/25/2041	20,814	19,796
6.00%, 01/25/2032	25,150	25,762
4.08%, 04/25/2032 - 12/25/2032(k)	138,793	139,276
3.58% (1 mo. USD LIBOR + 0.50%), 09/25/2032(k)	33,360	33,215
3.49% (1 mo. USD LIBOR + 0.50%), 10/18/2032(k)	10,384	10,344
3.48% (1 mo. USD LIBOR + 0.40%), 11/25/2033(k)	6,385	6,344
13.26% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(k)	35,716	42,331
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(k)	45,507	51,012
4.02% (1 mo. USD LIBOR + 0.94%), 06/25/2037(k)	8,114	8,131
Federal Home Loan Mortgage Corp.,
6.50%, 11/01/2022 - 08/01/2031	39,079	40,348
5.00%, 09/01/2033	84,619	85,223
7.00%, 10/01/2037	7,572	7,935
Federal National Mortgage Association,
5.00%, 01/01/2024 - 07/01/2033	88,730	89,217
7.50%, 10/01/2029 - 03/01/2033	154,023	161,670
7.00%, 07/01/2032 - 04/01/2033	18,525	19,366
5.50%, 02/01/2035	8,531	8,796
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(l)	1,655,736	28,728
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	2,910,729	81,559
Series K093, Class X1, IO, 1.09%, 05/25/2029(l)	19,977,579	990,005
Freddie Mac REMICs,
5.00%, 09/15/2023	22,428	22,416
6.75%, 02/15/2024	10,112	10,183
7.00%, 09/15/2026	71,494	73,199
3.27%, 12/15/2028 - 02/15/2029(k)	92,365	92,022
6.00%, 04/15/2029	46,903	47,954
6.50%, 10/15/2029 - 06/15/2032	125,363	130,123
3.37%, 06/15/2031 - 01/15/2032(k)	78,680	78,498
3.82%, 02/15/2032 - 03/15/2032(k)	53,306	53,715
3.50%, 05/15/2032	16,316	15,656
14.42% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(k)	32,005	38,251
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

4.00%, 06/15/2038	$15,147	$14,484
3.00%, 05/15/2040	660	648
IO, 3.18%, 03/15/2024 - 04/15/2038(k)(s)	41,658	1,589
5.13% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(k)(s)	52,373	1,605
5.71%, 07/17/2028(k)(s)	1,765	40
4.83% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(k)(s)	110,972	6,201
5.28% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(k)(s)	4,369	309
5.18% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(k)(s)	209,352	9,455
4.23% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(k)(s)	53,623	3,683
3.88% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(k)(s)	58,542	3,242
3.93% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(k)(s)	9,043	530
3.90%, 05/15/2035(k)(s)	191,248	13,118
4.18% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(k)(s)	36,926	3,855
3.25% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(k)(s)	77,000	5,962
3.43% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(k)(s)	21,814	1,518
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(s)	1,365	151
7.00%, 09/01/2029(s)	10,444	1,504
6.00%, 12/15/2032(s)	24,136	3,202
Government National Mortgage Association,
ARM, 1.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(k)	501	494
8.00%, 05/15/2026	4,455	4,460
7.00%, 04/15/2028 - 07/15/2028	22,953	23,274
IO, 3.61% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(k)(s)	92,570	7,169
3.71% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(k)(s)	150,592	9,653
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,994,165)		2,903,978
Shares		Value
Preferred Stocks–0.18%
United States–0.18%
AT&T, Inc., 2.88%, Series B, Pfd.(b)	1,500,000	$1,299,730
Claire’s Holdings LLC, Series A, Pfd.	71	18,371
Total Preferred Stocks (Cost $1,841,897)		1,318,101
Money Market Funds–8.92%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(o)(t)	21,955,864	21,955,864
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(o)(t)	16,516,355	16,519,658
Invesco Treasury Portfolio, Institutional Class, 2.87%(o)(t)	25,092,416	25,092,416
Total Money Market Funds (Cost $63,566,398)		63,567,938

Options Purchased–2.79%
(Cost $13,534,517)(u)		19,878,527
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-94.07% (Cost $772,693,258)		670,511,440
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.75%
Invesco Private Government Fund, 3.01%(o)(t)(v)	5,483,899	5,483,899
Invesco Private Prime Fund, 3.11%(o)(t)(v)	14,105,296	14,105,296
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,590,187)		19,589,195
TOTAL INVESTMENTS IN SECURITIES—96.82% (Cost $792,283,445)		690,100,635
OTHER ASSETS LESS LIABILITIES–3.18%		22,684,960
NET ASSETS–100.00%		$712,785,595
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $276,854,240, which represented 38.84% of the Fund’s Net Assets.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2022 represented less than 1% of the Fund’s Net Assets.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2022.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(n)	Non-income producing security.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Invesco Senior Loan ETF	$29,610,464	$-	$(21,058,004)	$(532,562)	$(1,023,861)	$6,996,037	$423,628
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,238,696	$136,381,964	$(150,664,796)	$-	$-	$21,955,864	$181,246
Invesco Liquid Assets Portfolio, Institutional Class	26,717,080	97,415,688	(107,617,711)	3,668	933	16,519,658	136,311
Invesco Treasury Portfolio, Institutional Class	41,415,653	155,865,101	(172,188,338)	-	-	25,092,416	194,079
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,176,631	57,857,330	(65,550,062)	-	-	5,483,899	43,311*
Invesco Private Prime Fund	30,745,471	89,127,250	(105,760,582)	(645)	(6,198)	14,105,296	123,144*
Total	$177,903,995	$536,647,333	$(622,839,493)	$(529,539)	$(1,029,126)	$90,153,170	$1,101,719

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Principal amount of security and interest payments are adjusted for inflation.
(q)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(r)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	2,175,000	$ 927
AUD versus USD	Call	Bank of America, N.A.	09/27/2023	USD	0.68	AUD	22,058,824	267,863
EUR versus HUF	Call	Bank of America, N.A.	01/31/2023	HUF	480.00	EUR	12,000,000	173,222
EUR versus USD	Call	Bank of America, N.A.	10/31/2022	USD	1.15	EUR	1,800,000	492
USD versus CNH	Call	Goldman Sachs International	12/23/2022	CNH	7.35	USD	24,000,000	138,576
Subtotal — Foreign Currency Call Options Purchased								581,080
Currency Risk
EUR versus CHF	Put	Goldman Sachs International	12/16/2022	CHF	0.93	EUR	11,250,000	2,712
EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	600,000	60,990
EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	1,000,000	167,306
EUR versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	750,000	267,777
EUR versus HUF	Put	Bank of America, N.A.	01/31/2023	HUF	400.00	EUR	12,000,000	60,544
EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	1,500,000	57,367
EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	600,000	22,947
EUR versus SEK	Put	Goldman Sachs International	10/28/2022	SEK	10.00	EUR	1,200,000	358
USD versus BRL	Put	Goldman Sachs International	02/01/2023	BRL	5.00	USD	1,500,000	330,870
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	12/16/2022	BRL	5.05	USD	15,000,000	166,470
USD versus BRL	Put	Morgan Stanley and Co. International PLC	10/11/2022	BRL	4.75	USD	1,200,000	5,580
USD versus CAD	Put	Goldman Sachs International	03/10/2023	CAD	1.26	USD	30,000,000	40,680
USD versus CLP	Put	Bank of America, N.A.	12/20/2022	CLP	850.00	USD	18,000,000	13,968
USD versus JPY	Put	Bank of America, N.A.	10/13/2022	JPY	128.00	USD	18,000,000	1,170
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Put	Goldman Sachs International	11/04/2022	JPY	128.00	USD	1,200,000	$5,695
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	03/14/2023	JPY	120.00	USD	900,000	35,348
USD versus MXN	Put	Bank of America, N.A.	11/21/2022	MXN	19.90	USD	21,000,000	32,172
USD versus MXN	Put	Goldman Sachs International	11/08/2022	MXN	19.75	USD	900,000	169,672
USD versus PLN	Put	Goldman Sachs International	06/27/2023	PLN	4.40	USD	1,500,000	209,236
USD versus SEK	Put	Goldman Sachs International	09/27/2023	SEK	10.25	USD	18,000,000	509,706
USD versus SGD	Put	Goldman Sachs International	12/16/2022	SGD	1.38	USD	30,000,000	54,780
USD versus THB	Put	J.P. Morgan Chase Bank, N.A.	12/13/2022	THB	35.85	USD	15,000,000	48,510
USD versus THB	Put	Standard Chartered Bank PLC	04/26/2023	THB	33.75	USD	1,500,000	139,540
USD versus ZAR	Put	Goldman Sachs International	12/13/2022	ZAR	16.00	USD	1,500,000	55,534
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	11/14/2022	ZAR	17.00	USD	15,000,000	8,955
Subtotal — Foreign Currency Put Options Purchased								2,467,887
Total Foreign Currency Options Purchased								$3,048,967

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.55%	Pay	TONAR	Annually	05/26/2025	JPY	6,429,000,000	$1,736,041
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	12/07/2022	USD	87,000,000	5,436,990
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	06/07/2023	USD	106,200,000	7,193,317
2 Year Interest Rate Swap	Put	Goldman Sachs International	7.75	Pay	6 Month WIBOR	Semi-Annually	12/12/2022	PLN	75,000,000	106,858
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.93	Pay	6 Month EURIBOR	Semi-Annually	06/12/2023	EUR	9,000,000	1,342,365
50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.37	Pay	6 Month EURIBOR	Semi-Annually	04/21/2023	EUR	4,500,000	1,013,989
Total Interest Rate Swaptions Purchased										$16,829,560

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	1.09%	Markit iTraxx Crossover Index, Series 37, Version 1	5.00%	Quarterly	10/19/2022	6.02%	EUR	17,000,000	$(66,360)
J.P. Morgan Chase Bank, N.A.	Put	0.98	Markit iTraxx Europe Crossover Index, Series 38, Version 1	5.00	Quarterly	11/16/2022	6.02	EUR	16,500,000	(184,659)
J.P. Morgan Chase Bank, N.A.	Put	0.86	Markit iTraxx Crossover Index, Series 37, Version 1	5.00	Quarterly	11/16/2022	6.39	EUR	16,500,000	(187,882)
Total Credit Default Swaptions Written										$(438,901)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	09/27/2023	USD	0.75	AUD	20,000,000	$(62,187)
EUR versus CHF	Call	Goldman Sachs International	12/16/2022	CHF	0.99	EUR	11,250,000	(514,365)
EUR versus HUF	Call	Bank of America, N.A.	01/31/2023	HUF	460.00	EUR	12,000,000	(274,175)
USD versus BRL	Call	Goldman Sachs International	02/01/2023	BRL	5.85	USD	1,500,000	(380,128)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/16/2023	BRL	6.05	USD	7,500,000	(201,195)
USD versus BRL	Call	Morgan Stanley and Co. International PLC	10/11/2022	BRL	5.80	USD	600,000	(38,497)
USD versus HUF	Call	Goldman Sachs International	12/02/2022	HUF	431.00	USD	22,500,000	(1,047,622)
USD versus HUF	Call	J.P. Morgan Chase Bank, N.A.	12/13/2022	HUF	433.60	USD	15,000,000	(712,035)
USD versus MXN	Call	Goldman Sachs International	09/01/2023	MXN	24.14	USD	33,000,000	(621,357)
USD versus MXN	Call	Goldman Sachs International	09/11/2023	MXN	23.54	USD	18,000,000	(426,600)
USD versus SEK	Call	Goldman Sachs International	09/27/2023	SEK	12.35	USD	18,000,000	(400,068)
USD versus THB	Call	J.P. Morgan Chase Bank, N.A.	12/13/2022	THB	37.60	USD	15,000,000	(298,770)
Subtotal — Foreign Currency Call Options Written								(4,976,999)
Currency Risk
AUD versus USD	Put	Bank of America, N.A.	09/27/2023	USD	0.60	AUD	25,104,603	(300,978)
EUR versus USD	Put	Bank of America, N.A.	12/16/2022	USD	0.99	EUR	15,000,000	(342,748)
USD versus THB	Put	J.P. Morgan Chase Bank, N.A.	12/13/2022	THB	34.75	USD	15,000,000	(12,330)
Subtotal — Foreign Currency Put Options Written								(656,056)
Total – Foreign Currency Options Written								$(5,633,055)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.84%	SOFR	Receive	Annually	11/01/2022	USD	45,000,000	$(26,242)
30 Year Interest Rate Swap	Call	Bank of America, N.A.	2.60	SOFR	Receive	Annually	11/07/2022	USD	30,000,000	(114,352)
10 Year Interest Rate Swap	Call	Barclays Bank PLC	2.50	SONIA	Receive	Annually	11/07/2022	GBP	7,500,000	(77,138)
30 Year Interest Rate Swap	Call	Goldman Sachs International	1.90	EURIBOR	Receive	Semi-Annually	11/07/2022	EUR	15,000,000	(116,232)
5 Year Interest Rate Swap	Call	Goldman Sachs International	3.37	SOFR	Receive	Annually	11/22/2022	USD	45,000,000	(152,817)
30 Year Interest Rate Swap	Call	Goldman Sachs International	2.75	SOFR	Receive	Annually	03/27/2024	USD	33,750,000	(832,779)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.13	SOFR	Receive	Annually	03/27/2023	USD	90,000,000	(1,466,083)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	112,500,000	(992,727)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.95	EURIBOR	Receive	Semi-Annually	09/28/2023	EUR	15,000,000	(1,155,764)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	06/07/2023	USD	106,200,000	(1,489,682)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	12/07/2022	USD	87,000,000	(257,502)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.63	SOFR	Receive	Annually	11/16/2022	USD	11,250,000	(61,435)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.75	SOFR	Receive	Annually	11/22/2022	USD	33,750,000	(391,530)
Subtotal—Interest Rate Call Swaptions Written										(7,134,283)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
2 Year Interest Rate Swap	Put	Bank of America, N.A.	3.75%	3 Month CDOR	Pay	Quarterly	12/07/2022	CAD	75,000,000	$(576,958)
30 Year Interest Rate Swap	Put	Bank of America, N.A.	2.95	SOFR	Pay	Annually	10/05/2022	USD	33,750,000	(819,514)
30 Year Interest Rate Swap	Put	Barclays Bank PLC	2.70	SONIA	Pay	Annually	10/24/2022	GBP	7,500,000	(1,470,348)
2 Year Interest Rate Swap	Put	Goldman Sachs International	8.25	6 Month WIBOR	Pay	Semi-Annually	12/12/2022	PLN	75,000,000	(65,734)
10 Year Interest Rate Swap	Put	Goldman Sachs International	3.67	SOFR	Pay	Annually	12/13/2022	USD	90,000,000	(1,469,562)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.01	SOFR	Pay	Annually	11/07/2022	USD	30,000,000	(1,042,958)
10 Year Interest Rate Swap	Put	Goldman Sachs International	3.25	6 Month EURIBOR	Pay	Semi-Annually	06/16/2023	EUR	80,640,000	(3,314,572)
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	6 Month EURIBOR	Pay	Semi-Annually	04/22/2024	EUR	45,000,000	(3,464,751)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.95	6 Month EURIBOR	Pay	Semi-Annually	09/28/2023	EUR	15,000,000	(987,652)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.05	TONAR	Pay	Annually	05/26/2025	JPY	6,429,000,000	(1,039,924)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.35	SOFR	Pay	Annually	10/05/2022	USD	52,500,000	(1,075,474)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.88	SONIA	Pay	Annually	11/28/2022	GBP	37,500,000	(1,385,303)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.39	6 Month EURIBOR	Pay	Semi-Annually	06/12/2023	EUR	24,300,000	(1,990,744)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.16	6 Month EURIBOR	Pay	Semi-Annually	04/21/2023	EUR	18,000,000	(1,693,279)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	At Maturity	02/17/2023	USD	225,000,000	(3,504,294)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.02	SONIA	Pay	Annually	11/30/2022	GBP	37,500,000	(1,290,798)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	SOFR	Pay	Annually	10/06/2022	USD	60,000,000	(1,496,806)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	04/22/2024	USD	225,000,000	(8,290,937)
Subtotal—Interest Rate Put Swaptions Written										(34,979,608)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(42,113,891)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	73	December-2022	$14,993,516	$(237,474)	$(237,474)
U.S. Treasury 10 Year Notes	299	December-2022	33,506,687	(1,639,828)	(1,639,828)
U.S. Treasury 10 Year Ultra Notes	154	December-2022	18,246,594	(1,085,235)	(1,085,235)
Subtotal—Long Futures Contracts				(2,962,537)	(2,962,537)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Bund	230	December-2022	$(31,217,242)	$1,457,085	$1,457,085
U.S. Treasury 5 Year Notes	96	December-2022	(10,320,750)	369,750	369,750
U.S. Treasury Long Bonds	24	December-2022	(3,033,750)	254,250	254,250
U.S. Treasury Ultra Bonds	100	December-2022	(13,700,000)	994,954	994,954
Subtotal—Short Futures Contracts				3,076,039	3,076,039
Total Futures Contracts				$113,502	$113,502

(a)	Futures contracts collateralized by $8,521,645 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/04/2022	Bank of America, N.A.	USD	89,332,475	BRL	482,881,087	$183,609
11/03/2022	Bank of America, N.A.	USD	24,251,922	BRL	131,991,087	39,780
12/21/2022	Bank of America, N.A.	COP	29,022,320,000	USD	6,498,504	293,221
12/21/2022	Bank of America, N.A.	EUR	722,000	USD	719,104	7,186
12/21/2022	Bank of America, N.A.	NZD	6,708,000	USD	4,064,552	308,749
09/29/2023	Bank of America, N.A.	AUD	11,453,004	USD	7,500,000	138,713
12/21/2022	Citibank, N.A.	CAD	371,489	USD	282,651	13,623
12/21/2022	Citibank, N.A.	CNY	101,740,688	USD	14,620,225	332,810
12/21/2022	Citibank, N.A.	THB	55,000,000	USD	1,470,470	4,201
12/21/2022	Citibank, N.A.	USD	218,731	INR	18,000,000	293
12/21/2022	Deutsche Bank AG	GBP	26,087,662	USD	30,147,633	985,231
12/21/2022	Deutsche Bank AG	INR	306,830,000	USD	3,830,587	97,077
12/21/2022	Deutsche Bank AG	PLN	43,810,000	USD	9,121,762	399,349
12/21/2022	Deutsche Bank AG	ZAR	494,900,675	USD	28,178,431	1,022,702
11/14/2022	Goldman Sachs International	ZAR	102,324,750	USD	5,959,508	326,762
12/06/2022	Goldman Sachs International	HUF	1,376,257,500	USD	3,375,000	244,108
12/15/2022	Goldman Sachs International	ZAR	63,648,975	USD	3,637,500	143,090
12/21/2022	Goldman Sachs International	INR	340,000,000	USD	4,229,645	92,522
12/21/2022	Goldman Sachs International	USD	1,338,994	CLP	1,340,400,000	25,799
12/21/2022	Goldman Sachs International	USD	14,574,000	MXN	301,919,415	208,064
02/27/2023	Goldman Sachs International	USD	2,053,589	RUB	160,488,000	212,164
03/13/2023	Goldman Sachs International	CAD	10,023,188	USD	7,725,000	458,658
06/29/2023	Goldman Sachs International	PLN	11,410,573	USD	2,215,000	723
11/16/2022	J.P. Morgan Chase Bank, N.A.	ZAR	15,786,000	USD	900,000	31,161
12/15/2022	J.P. Morgan Chase Bank, N.A.	HUF	2,825,900,000	USD	7,000,000	585,696
12/15/2022	J.P. Morgan Chase Bank, N.A.	THB	250,987,500	USD	6,900,000	213,794
12/20/2022	J.P. Morgan Chase Bank, N.A.	BRL	21,465,000	USD	3,975,000	64,184
12/21/2022	J.P. Morgan Chase Bank, N.A.	CLP	4,515,000,000	USD	5,008,319	411,153
12/21/2022	J.P. Morgan Chase Bank, N.A.	HUF	6,905,561,622	USD	15,751,500	100,486
12/21/2022	J.P. Morgan Chase Bank, N.A.	INR	18,160,350	USD	225,881	4,905
02/17/2023	J.P. Morgan Chase Bank, N.A.	USD	1,223,373	RUB	93,037,500	98,752
02/22/2023	J.P. Morgan Chase Bank, N.A.	USD	1,305,643	RUB	99,555,300	104,471
03/20/2023	J.P. Morgan Chase Bank, N.A.	BRL	9,075,000	USD	1,650,000	27,378
10/04/2022	Morgan Stanley and Co. International PLC	BRL	350,890,000	USD	68,190,917	3,143,228
10/04/2022	Morgan Stanley and Co. International PLC	USD	64,900,307	BRL	350,890,000	147,382
10/14/2022	Morgan Stanley and Co. International PLC	BRL	12,709,110	USD	2,445,000	95,089
12/21/2022	Morgan Stanley and Co. International PLC	COP	10,806,050,000	USD	2,387,814	77,364
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/21/2022	Morgan Stanley and Co. International PLC	EUR	53,127,925	USD	53,563,080	$1,177,000
12/21/2022	Morgan Stanley and Co. International PLC	USD	5,688,517	EUR	5,789,417	20,059
12/21/2022	Morgan Stanley and Co. International PLC	USD	3,229,516	MXN	66,000,000	1,864
12/21/2022	Royal Bank of Canada	USD	1,869,249	GBP	1,700,000	31,117
Subtotal—Appreciation						11,873,517
Currency Risk
10/04/2022	Bank of America, N.A.	BRL	482,881,086	USD	89,320,489	(195,595)
11/03/2022	Bank of America, N.A.	BRL	350,890,000	USD	64,472,209	(105,751)
12/12/2022	Bank of America, N.A.	USD	9,700,000	CAD	12,653,747	(537,964)
12/21/2022	Bank of America, N.A.	USD	15,778,781	AUD	23,342,746	(827,468)
12/21/2022	Bank of America, N.A.	USD	1,109,606	COP	4,955,500,000	(50,067)
12/21/2022	Bank of America, N.A.	USD	1,514,508	EUR	1,504,000	(31,509)
12/21/2022	Bank of America, N.A.	USD	7,607,694	NZD	12,555,482	(577,891)
02/27/2023	Bank of America, N.A.	RUB	160,488,000	USD	1,800,000	(465,753)
11/03/2022	Citibank, N.A.	USD	3,500,000	BRL	19,016,200	(250)
12/21/2022	Citibank, N.A.	INR	431,734,504	USD	5,246,309	(7,040)
12/21/2022	Citibank, N.A.	USD	10,930,000	CNY	77,465,282	(51,573)
12/21/2022	Deutsche Bank AG	GBP	1,030,000	USD	1,095,527	(55,870)
12/21/2022	Deutsche Bank AG	USD	3,849,397	GBP	3,331,000	(125,799)
12/21/2022	Deutsche Bank AG	USD	6,240,249	PLN	29,970,670	(273,197)
12/21/2022	Deutsche Bank AG	USD	8,665,394	ZAR	152,183,379	(314,929)
11/14/2022	Goldman Sachs International	USD	11,884,508	ZAR	204,649,500	(619,016)
11/21/2022	Goldman Sachs International	CNY	33,575,724	USD	4,680,000	(38,757)
12/21/2022	Goldman Sachs International	USD	3,750,000	HUF	1,506,114,375	(336,488)
09/29/2023	Goldman Sachs International	SEK	50,008,935	USD	4,530,000	(51,078)
11/28/2022	J.P. Morgan Chase Bank, N.A.	EUR	2,520,000	NOK	24,949,235	(185,484)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	7,287,000	CAD	10,008,899	(38,678)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	1,723,502	CLP	1,553,737,300	(141,489)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	3,695,351	HUF	1,504,192,500	(286,195)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	5,369,966	INR	431,734,504	(116,616)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	17,702,225	JPY	2,517,908,891	(150,342)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	2,598,495	KRW	3,578,360,900	(110,160)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	4,267,230	NOK	42,673,041	(340,765)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	10,930,000	PLN	54,777,123	(24,072)
02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	93,037,500	USD	1,125,000	(197,125)
02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	99,555,300	USD	1,170,000	(240,114)
10/04/2022	Morgan Stanley and Co. International PLC	BRL	131,991,087	USD	24,412,956	(55,439)
10/04/2022	Morgan Stanley and Co. International PLC	USD	25,650,755	BRL	131,991,087	(1,182,360)
10/31/2022	Morgan Stanley and Co. International PLC	USD	7,005,000	COP	30,590,835,000	(404,402)
12/21/2022	Morgan Stanley and Co. International PLC	MXN	400,616,278	USD	19,602,979	(11,313)
12/21/2022	Morgan Stanley and Co. International PLC	USD	4,696,992	CZK	116,631,000	(78,724)
12/21/2022	Morgan Stanley and Co. International PLC	USD	43,246,985	EUR	42,895,640	(950,312)
12/21/2022	Morgan Stanley and Co. International PLC	USD	6,423,256	SEK	68,303,197	(238,105)
12/21/2022	Morgan Stanley and Co. International PLC	USD	19,130,222	THB	693,279,250	(647,789)
12/21/2022	Royal Bank of Canada	GBP	394,000	USD	433,226	(7,212)
12/21/2022	Standard Chartered Bank PLC	GBP	3,500,000	USD	3,735,975	(176,542)
Subtotal—Depreciation						(10,249,233)
Total Forward Foreign Currency Contracts						$1,624,284

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
South Africa Republic International Bonds	Buy	(1.00)%	Quarterly	06/20/2027	3.250%	USD	1,500,000	$113,425	$135,322	$21,897
Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.275	EUR	3,225,000	(33,728)	37,237	70,965
Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	2.561	EUR	3,187,500	102,802	203,610	100,808
Intercontinental Exchange, Inc.	Buy	(1.00)	Quarterly	12/20/2027	3.339	USD	6,000,000	497,191	589,953	92,762
Subtotal - Appreciation								679,690	966,122	286,432
Credit Risk
Societe Generale	Sell	1.00	Quarterly	06/20/2027	1.461	EUR	4,500,000	4,551	(87,431)	(91,982)
Panama Government International Bonds	Sell	1.00	Quarterly	06/20/2027	1.709	USD	4,500,000	(61,625)	(133,042)	(71,417)
Intercontinental Exchange, Inc.	Sell	1.00	Quarterly	06/20/2027	1.545	USD	3,750,000	(51,622)	(85,678)	(34,056)
Subtotal - Depreciation								(108,696)	(306,151)	(197,455)
Total Centrally Cleared Credit Default Swap Agreements								$570,994	$659,971	$88,977

(a)	Centrally cleared swap agreements collateralized by $18,754,610 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of September 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month BUBOR	Annually	(13.25)%	Semi-Annually	08/15/2024	HUF	3,405,000,000	$4,104	$4,181	$77
Receive	6 Month THBFIX	Semi-Annually	(1.97)	Semi-Annually	05/13/2024	THB	262,500,000	—	835	835
Receive	6 Month THBFIX	Semi-Annually	(1.95)	Semi-Annually	05/13/2024	THB	255,000,000	—	2,960	2,960
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	5,147,000,000	—	4,620	4,620
Receive	SONIA	Annually	(3.65)	Annually	09/28/2052	GBP	1,650,000	72	4,847	4,775
Pay	BZDIOVRA	At Maturity	11.44	At Maturity	01/02/2026	BRL	77,224,124	—	5,408	5,408
Receive	SOFR	Annually	(3.78)	Annually	09/30/2027	USD	6,637,500	—	5,421	5,421
Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	10,800,000,000	—	6,914	6,914
Receive	6 Month WIBOR	Semi-Annually	(7.61)	Annually	09/21/2024	PLN	37,800,000	—	6,999	6,999
Receive	SOFR	Annually	(2.94)	Annually	10/07/2052	USD	1,560,000	—	13,796	13,796
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	5,285,000,000	—	14,787	14,787
Receive	SOFR	Annually	(3.02)	Annually	10/07/2052	USD	2,355,000	—	20,463	20,463
Receive	TTHORON	Quarterly	(2.59)	Quarterly	06/13/2027	THB	106,500,000	—	22,475	22,475
Receive	SOFR	Annually	(3.00)	Annually	10/07/2052	USD	2,355,000	—	28,509	28,509
Receive	6 Month THBFIX	Semi-Annually	(1.66)	Semi-Annually	05/26/2024	THB	255,000,000	—	35,115	35,115
Receive	SOFR	Annually	(3.05)	Annually	09/27/2052	USD	10,840,125	—	36,063	36,063
Receive	SOFR	Annually	(2.98)	Annually	10/07/2052	USD	2,355,000	—	37,449	37,449
Pay	TONAR	Annually	0.30	Annually	09/29/2027	JPY	1,747,500,000	(4,223)	35,739	39,962
Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	172,000,000	—	45,613	45,613
Receive	CLICP	Semi-Annually	(7.41)	Semi-Annually	07/22/2027	CLP	3,300,000,000	—	63,584	63,584
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	74,835	74,835
Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	74,577,074	—	120,315	120,315
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	10,900,000,000	—	131,295	131,295
Receive	28 Day MXN TIIE	At Maturity	(9.43)	At Maturity	12/18/2024	MXN	255,000,000	—	137,940	137,940
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	—	145,204	145,204
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month ADBB	Quarterly	(3.70)%	Quarterly	09/07/2025	AUD	31,200,000	$—	$151,091	$151,091
Receive	28 Day MXN TIIE	At Maturity	(9.36)	At Maturity	12/18/2024	MXN	255,000,000	—	154,801	154,801
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	—	159,591	159,591
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	48,800,000	223	179,852	179,629
Receive	6 Month BUBOR	Semi-Annually	(9.50)	Annually	08/15/2027	HUF	1,515,000,000	—	182,978	182,978
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	—	189,379	189,379
Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	37,300,000	—	206,406	206,406
Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	38,500,000	—	217,096	217,096
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	24,250,000	—	220,871	220,871
Pay	BZDIOVRA	At Maturity	12.88	At Maturity	01/04/2027	BRL	31,138,771	—	343,322	343,322
Receive	28 Day MXN TIIE	At Maturity	(8.35)	At Maturity	03/06/2025	MXN	236,250,000	—	386,822	386,822
Pay	BZDIOVRA	At Maturity	12.90	At Maturity	01/04/2027	BRL	36,818,564	—	410,442	410,442
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	—	450,999	450,999
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	52,000,000	—	459,625	459,625
Receive	SOFR	Annually	(2.66)	Annually	11/09/2052	USD	6,075,000	—	460,919	460,919
Receive	SONIA	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	787,500,000	—	466,091	466,091
Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	86,900,000	—	632,601	632,601
Receive	CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	7,500,000,000	—	1,456,532	1,456,532
Subtotal — Appreciation								176	7,734,785	7,734,609
Interest Rate Risk
Pay	SOFR	Annually	2.84	Annually	06/09/2033	USD	81,000,000	—	(4,350,056)	(4,350,056)
Pay	6 Month EURIBOR	Semi-Annually	2.43	Annually	09/05/2032	EUR	61,000,000	(13,615)	(3,152,935)	(3,139,320)
Pay	SOFR	Annually	2.41	Annually	06/02/2052	USD	20,490,000	—	(2,547,876)	(2,547,876)
Pay	SONIA	Annually	2.24	Annually	10/11/2032	GBP	7,500,000	—	(1,450,280)	(1,450,280)
Pay	SOFR	Annually	3.38	Annually	09/08/2025	USD	21,150,000	—	(374,493)	(374,493)
Pay	TONAR	Annually	0.53	Annually	08/24/2042	JPY	495,000,000	—	(250,315)	(250,315)
Pay	CLICP	Annually	10.90	Annually	07/22/2023	CLP	14,955,000,000	—	(115,329)	(115,329)
Pay	28 Day MXN TIIE	At Maturity	8.68	At Maturity	12/08/2032	MXN	69,375,000	—	(108,371)	(108,371)
Receive	SONIA	Annually	(5.73)	Annually	09/28/2024	GBP	15,000,000	1,579	(101,851)	(103,430)
Receive	BZDIOVRA	At Maturity	(13.08)	At Maturity	01/02/2024	BRL	191,622,664	—	(100,914)	(100,914)
Pay	28 Day MXN TIIE	At Maturity	8.79	At Maturity	12/08/2032	MXN	69,750,000	—	(85,733)	(85,733)
Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	—	(83,788)	(83,788)
Receive	SONIA	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	562,500,000	—	(78,606)	(78,606)
Receive	BZDIOVRA	At Maturity	(13.00)	At Maturity	01/02/2024	BRL	201,206,364	—	(75,839)	(75,839)
Pay	6 Month BUBOR	Semi-Annually	12.65	Annually	08/15/2024	HUF	3,405,000,000	—	(55,750)	(55,750)
Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	77,898,113	—	(40,611)	(40,611)
Receive	SONIA	Annually	(5.51)	Annually	09/28/2024	GBP	8,100,000	801	(18,951)	(19,752)
Receive	BZDIOVRA	At Maturity	(12.84)	At Maturity	01/02/2024	BRL	208,742,583	—	(18,148)	(18,148)
Pay	6 Month EURIBOR	Semi-Annually	2.37	Annually	11/02/2052	EUR	3,375,000	(589)	(17,090)	(16,501)
Receive	6 Month THBFIX	Semi-Annually	(2.11)	Semi-Annually	05/11/2024	THB	255,000,000	—	(13,532)	(13,532)
Receive	SONIA	Annually	(5.41)	Annually	09/27/2024	GBP	15,000,000	1,415	(4,253)	(5,668)
Pay	6 Month BUBOR	Semi-Annually	10.97	Annually	08/15/2027	HUF	1,515,000,000	8,478	5,459	(3,019)
Subtotal — Depreciation								(1,931)	(13,039,262)	(13,037,331)
Total Centrally Cleared Interest Rate Swap Agreements								$(1,755)	$(5,304,477)	$(5,302,722)

(a)	Centrally cleared swap agreements collateralized by $18,754,610 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	1.687%	EUR	1,250,000	$7,062	$18,074	$11,012
Goldman Sachs International	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2027	1.919	EUR	1,500,000	59,016	63,614	4,598
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.085	EUR	15,000,000	110,617	162,044	51,427
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	2.287	EUR	2,250,000	73,827	121,054	47,227
J.P. Morgan Chase Bank, N.A.	HSBC Holdings PLC	Buy	(1.00)	Quarterly	12/20/2027	1.919	EUR	1,500,000	47,845	63,614	15,769
Subtotal—Appreciation									298,367	428,400	130,033
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	1.056	EUR	2,500,000	10,872	(1,473)	(12,345)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.823	USD	18,200,000	2,133,853	1,176,769	(957,084)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	10.811	EUR	2,900,000	164,445	(330,709)	(495,154)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.823	USD	5,400,000	595,932	349,151	(246,781)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	17.091	EUR	2,500,000	11,529	(334,701)	(346,230)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	17.091	EUR	2,900,000	42,176	(388,253)	(430,429)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	17.091	EUR	1,450,000	15,864	(194,127)	(209,991)
J.P. Morgan Chase Bank, N.A.	Markit CDX Investment Grade Index, Series 37, Version 1	Sell	1.00	Quarterly	12/20/2026	4.559	USD	7,500,000	(860,472)	(983,912)	(123,440)
Subtotal—Depreciation									2,114,199	(707,255)	(2,821,454)
Total Open Over-The-Counter Credit Default Swap Agreements									$2,412,566	$(278,855)	$(2,691,421)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR	30,600,000	$—	$91,098	$91,098

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,092,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
THBFIX	—Thai Baht Interest Rate Fixing
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$290,645,376	$—	$290,645,376
Non-U.S. Dollar Denominated Bonds & Notes	—	199,065,597	2,573,582	201,639,179
Asset-Backed Securities	—	48,603,752	—	48,603,752
Agency Credit Risk Transfer Notes	—	18,460,222	—	18,460,222
Common Stocks & Other Equity Interests	5,523,310	197,024	1,347,216	7,067,550
Exchange-Traded Funds	6,996,037	—	—	6,996,037
U.S. Treasury Securities	—	6,111,569	—	6,111,569
Variable Rate Senior Loan Interests	—	3,319,211	—	3,319,211
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,903,978	—	2,903,978
Preferred Stocks	—	1,318,101	—	1,318,101
Money Market Funds	63,567,938	19,589,195	—	83,157,133
Options Purchased	—	19,878,527	—	19,878,527
Total Investments in Securities	76,087,285	610,092,552	3,920,798	690,100,635
Other Investments - Assets*
Futures Contracts	3,076,039	—	—	3,076,039
Forward Foreign Currency Contracts	—	11,873,517	—	11,873,517
Swap Agreements	—	8,242,172	—	8,242,172
	3,076,039	20,115,689	—	23,191,728
Other Investments - Liabilities*
Futures Contracts	(2,962,537)	—	—	(2,962,537)
Forward Foreign Currency Contracts	—	(10,249,233)	—	(10,249,233)
Options Written	—	(48,185,847)	—	(48,185,847)
Swap Agreements	—	(16,056,240)	—	(16,056,240)
	(2,962,537)	(74,491,320)	—	(77,453,857)
Total Other Investments	113,502	(54,375,631)	—	(54,262,129)
Total Investments	$76,200,787	$555,716,921	$3,920,798	$635,838,506

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund